Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

We adopted Stock Ownership Guidelines for our executive officers to ensure alignment of these executives’ interests with those of our stockholders. Our stock ownership requirements are set as a multiple of base salary using the fair market value of the Company’s common stock on the date of annual evaluation.

As part of our annual review of executive compensation and governance practices to ensure alignment with prevailing market best practices and shareholder expectations, in April 2025 we further enhanced the Stock Ownership Guidelines to the following salary multiples: